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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ];       Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Blake Murphy
Title:     Chief Operating Officer
Phone:     (416) 363-5854  x222

Signature, Place, and Date of Signing:


   /s/ Blake Murphy            Toronto, Ontario              May 12, 2009
------------------------   -------------------------   -----------------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total:  $2,383,898.78 (thousands)










List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number            Name

1        28-______________________       Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]


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                           FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2    COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7             COLUMN 8

                     TITLE                     VALUE       SHRS OR    SH/ PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER       OF CLASS    CUSIP        (X1000)      PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE      SHARED     NONE
-------------------- ----------  --------- ------------  ------------ --- ---- ----------  -------- ------------ ------ ------------
3M COMPANY           COMMON      88579Y101    23,420.61    471,050.00          DEFINED                                    471,050.00
3M COMPANY           COMMON      88579Y101    52,931.91  1,064,600.00          SOLE                   850,500.00          214,100.00
AMERICAN EXPRESS CO  COMMON      025816109     2,044.50    150,000.00          DEFINED                                    150,000.00
AMERICAN EXPRESS CO  COMMON      025816109     4,307.08    316,000.00          SOLE                   253,000.00           63,000.00
APACHE CORP          COMMON      037411105    19,067.10    297,505.00          DEFINED                                    297,505.00
APACHE CORP          COMMON      037411105    36,947.89    576,500.00          SOLE                   480,100.00           96,400.00
BEMIS INC            COMMON      081437105    14,911.77    711,100.00          DEFINED                                    711,100.00
BEMIS INC            COMMON      081437105    32,688.04  1,558,800.00          SOLE                 1,233,100.00          325,700.00
BERKSHIRE HATHAWAY   CLASS B     084670207    33,377.52     11,836.00          DEFINED                                     11,836.00
BERKSHIRE HATHAWAY   CLASS B     084670207    84,850.98     30,089.00          SOLE                    24,218.00            5,871.00
BORG WARNER INC      COMMON      099724106     1,258.60     62,000.00          DEFINED                                     62,000.00
BORG WARNER INC      COMMON      099724106       249.69     12,300.00          SOLE                    12,300.00                  -
BRISTOL MYERS SQUIBB COMMON      110122108    22,737.62  1,037,300.00          DEFINED                                  1,037,300.00
BRISTOL MYERS SQUIBB COMMON      110122108    45,134.38  2,059,050.00          SOLE                 1,642,850.00          416,200.00
BROWN FORMAN CORP    CLASS B     115637209     6,416.66    165,250.00          DEFINED                                    165,250.00
BROWN FORMAN CORP    CLASS B     115637209     1,289.16     33,200.00          SOLE                    33,200.00                  -
CARNIVAL CORP        COMMON      143658300    20,453.58    946,925.00          DEFINED                                    946,925.00
CARNIVAL CORP        COMMON      143658300    46,533.61  2,154,334.00          SOLE                 1,707,628.00          446,706.00
COCA-COLA CO         COMMON      191216100     6,860.60    156,100.00          DEFINED                                    156,100.00
COCA-COLA CO         COMMON      191216100     9,119.63    207,500.00          SOLE                   168,700.00           38,800.00
COLUMBIA SPORTSWEAR  COMMON      198516106     2,279.90     76,200.00          DEFINED                                     76,200.00
COLUMBIA SPORTSWEAR  COMMON      198516106     6,397.88    213,833.00          SOLE                   170,036.00           43,797.00
CRANE CO             COMMON      224399105    17,248.83  1,021,850.00          DEFINED                                  1,021,850.00
CRANE CO             COMMON      224399105    36,389.90  2,155,800.00          SOLE                 1,715,190.00          440,610.00
EAGLE MATERIALS      COMMON      26969P108     7,415.65    305,800.00          DEFINED                                    305,800.00
EAGLE MATERIALS      COMMON      26969P108    10,248.05    422,600.00          SOLE                   337,800.00           84,800.00
EMERSON ELEC CO      COMMON      291011104    11,557.75    404,400.00          DEFINED                                    404,400.00
EMERSON ELEC CO      COMMON      291011104    23,521.34    823,000.00          SOLE                   660,400.00          162,600.00
FORTUNE BRANDS INC   COMMON      349631101     5,329.81    217,100.00          DEFINED                                    217,100.00
FORTUNE BRANDS INC   COMMON      349631101     1,033.56     42,100.00          SOLE                    42,100.00                   -
GANNETT INC          COMMON      364730101     2,745.05  1,247,750.00          DEFINED                                  1,247,750.00
GANNETT INC          COMMON      364730101     4,285.84  1,948,110.00          SOLE                 1,543,720.00          404,390.00
GRANITE CONSTR INC   COMMON      387328107     1,431.74     38,200.00          DEFINED                                     38,200.00
GRANITE CONSTR INC   COMMON      387328107     6,424.07    171,400.00          SOLE                   135,400.00           36,000.00
HARLEY DAVIDSON INC  COMMON      412822108     6,160.07    460,050.00          DEFINED                                    460,050.00
HARLEY DAVIDSON INC  COMMON      412822108    13,007.05    971,400.00          SOLE                   786,900.00          184,500.00
HEARTLAND EXPRESS IN COMMON      422347104    10,590.63    715,100.00          DEFINED                                    715,100.00
HEARTLAND EXPRESS IN COMMON      422347104     1,911.16    129,045.00          SOLE                   129,045.00                   -
HOME DEPOT INC       COMMON      437076102    21,426.64    909,450.00          DEFINED                                    909,450.00
HOME DEPOT INC       COMMON      437076102    45,996.19  1,952,300.00          SOLE                 1,556,100.00          396,200.00
HUBBELL INC          CLASS B     443510201     7,765.02    288,020.00          DEFINED                                    288,020.00
HUBBELL INC          CLASS B     443510201    19,996.23    741,700.00          SOLE                   554,800.00          186,900.00
INTEL CORP           COMMON      458140100    20,782.21  1,382,715.00          DEFINED                                  1,382,715.00
INTEL CORP           COMMON      458140100    43,430.24  2,889,570.00          SOLE                 2,292,220.00          597,350.00
JOHNSON & JOHNSON    COMMON      478160104    30,697.62    583,605.00          DEFINED                                    583,605.00
JOHNSON & JOHNSON    COMMON      478160104    76,659.24  1,457,400.00          SOLE                 1,133,800.00          323,600.00
JPMORGAN CHASE & CO  COMMON      46625H100       446.54     16,800.00          DEFINED                                     16,800.00
JPMORGAN CHASE & CO  COMMON      46625H100     3,338.45    125,600.00          SOLE                    99,000.00           26,600.00
LENNAR CORP          CLASS B     526057302     2,047.55    359,850.00          DEFINED                                    359,850.00
LENNAR CORP          CLASS B     526057302     1,781.10    313,022.00          SOLE                   264,451.00           48,571.00
LIZ CLAIBORNE INC    COMMON      539320101     2,366.51    958,100.00          DEFINED                                    958,100.00
LIZ CLAIBORNE INC    COMMON      539320101     1,337.75    541,600.00          SOLE                   447,900.00           93,700.00
MARKEL CORP          COMMON      570535104    33,156.62    116,798.00          DEFINED                                    116,798.00
MARKEL CORP          COMMON      570535104    87,297.64    307,516.00          SOLE                   245,130.00           62,386.00
MDU RES GROUP INC    COMMON      552690109     8,031.26    497,600.00          DEFINED                                    497,600.00
MDU RES GROUP INC    COMMON      552690109     1,593.02     98,700.00          SOLE                    98,700.00                   -
MERCK & CO INC       COMMON      589331107    27,686.92  1,035,025.00          DEFINED                                  1,035,025.00
MERCK & CO INC       COMMON      589331107    51,889.65  1,939,800.00          SOLE                 1,556,000.00          383,800.00
MICROSOFT CORP       COMMON      594918104    15,074.46    820,602.00          DEFINED                                    820,602.00
MICROSOFT CORP       COMMON      594918104    33,192.75  1,806,900.00          SOLE                 1,452,300.00          354,600.00
MOLEX INC            CLASS A     608554200     6,550.68    518,250.00          DEFINED                                    518,250.00
MOLEX INC            CLASS A     608554200    12,182.22    963,783.00          SOLE                   778,083.00          185,700.00
NABORS INDS LTD      COMMON      G6359F103    11,813.18  1,182,500.00          DEFINED                                  1,182,500.00
NABORS INDS LTD      COMMON      G6359F103    22,233.74  2,225,600.00          SOLE                 1,787,300.00          438,300.00
PETROLEO BRASILEIRO  ADR (2 ORD
                      SHRS)      71654V408   124,563.74  4,088,078.00          SOLE                 3,756,778.00          331,300.00
PFIZER INC           COMMON      717081103    31,461.93  2,309,980.00          DEFINED                                  2,309,980.00
PFIZER INC           COMMON      717081103    64,481.17  4,734,300.00          SOLE                 3,775,180.00          959,120.00
POSCO                ADR (0.25
                       ORD SHRS) 693483109    53,984.47    807,788.00          SOLE                   756,388.00           51,400.00
ROCKWELL COLLINS INC COMMON      774341101     2,767.87     84,800.00          DEFINED                                     84,800.00
ROCKWELL COLLINS INC COMMON      774341101       551.62     16,900.00          SOLE                    16,900.00                   -
RYANAIR HLDGS        SP ADR
                      (5 ORD)    783513104    61,611.38  2,666,005.00          SOLE                 2,491,905.00          174,100.00
SAMSUNG ELECTRS LTD  GDR 144A
                      (0.5 ORD)  796050888   168,380.27    820,111.00          SOLE                   758,171.00           61,940.00
SANDERSON FARMS      COMMON      800013104     1,573.35     41,900.00          DEFINED                                     41,900.00
SANDERSON FARMS      COMMON      800013104     5,838.12    155,476.00          SOLE                   122,676.00           32,800.00
SIGNET JEWELERS      ORD USD0.18 B3C9VJ1      75,640.88  6,606,190.00          SOLE                 6,100,343.00          505,847.00
SIMPSON MANUFACTURIN COMMON      829073105     2,807.52    155,800.00          DEFINED                                    155,800.00
SIMPSON MANUFACTURIN COMMON      829073105       560.42     31,100.00          SOLE                    31,100.00                   -
SK TELECOM CO LTD    ADR
                      (1/9 ORD)  78440P108   148,454.25  9,608,689.00          SOLE                 8,930,489.00          678,200.00
STANDEX INTL CORP    COMMON      854231107       401.75     43,668.00          DEFINED                                     43,668.00
STMICROELECTRONICS   ADR (1 ORD
                      SHARE)     861012102    30,655.91  6,180,627.00          SOLE                 5,707,517.00          473,110.00
TELEFONOS DE MEXICO  SP ADR
                      (20 SER L) 879403780   122,976.94  8,176,658.00          SOLE                 7,604,758.00          571,900.00
TELLABS INC          COMMON      879664100    14,936.98  3,261,350.00          DEFINED                                  3,261,350.00
TELLABS INC          COMMON      879664100    27,684.73  6,044,700.00          SOLE                 4,876,652.00        1,168,048.00
TIDEWATER INC        COMMON      886423102    11,302.37    304,400.00          DEFINED                                    304,400.00
TIDEWATER INC        COMMON      886423102    22,367.11    602,400.00          SOLE                   485,800.00          116,600.00
TIFFANY & CO         COMMON      886547108     4,312.00    200,000.00          DEFINED                                    200,000.00
TIFFANY & CO         COMMON      886547108       812.81     37,700.00          SOLE                    37,700.00                   -
TIMBERLAND CO        CLASS A     887100105     2,059.65    172,500.00          DEFINED                                    172,500.00
TIMBERLAND CO        CLASS A     887100105     8,521.72    713,712.00          SOLE                   560,512.00          153,200.00
UNITED TECHNOLOGIES  COMMON      913017109     5,746.43    133,700.00          DEFINED                                    133,700.00
UNITED TECHNOLOGIES  COMMON      913017109    13,534.40    314,900.00          SOLE                   247,000.00           67,900.00
WALGREEN CO          COMMON      931422109    13,185.08    507,900.00          DEFINED                                    507,900.00
WALGREEN CO          COMMON      931422109    26,271.52  1,012,000.00          SOLE                   807,100.00          204,900.00
WALT DISNEY CO       COMMON      254687106    10,718.03    590,200.00          DEFINED                                    590,200.00
WALT DISNEY CO       COMMON      254687106    25,187.92  1,387,000.00          SOLE                 1,107,900.00          279,100.00
WASHINGTON FED INC   COMMON      938824109    16,252.34  1,222,900.00          DEFINED                                  1,222,900.00
WASHINGTON FED INC   COMMON      938824109    34,910.50  2,626,825.00          SOLE                 2,102,745.00          524,080.00
WELLS FARGO & CO     COMMON      949746101     6,905.15    484,912.00          DEFINED                                    484,912.00
WELLS FARGO & CO     COMMON      949746101    21,125.89  1,483,560.00          SOLE                 1,166,960.00          316,600.00
                                           2,383,898.78